SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Goodwill	$ 0	$ 0